Revenues from mining operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Revenues From Mining Operations [Abstract]
Revenues from contracts with customers	$ 243,698		$ 228,822
Provisional pricing adjustments on concentrate sales	3,190		216
Total revenues	$ 246,888	[1]	$ 229,038	[2]

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar